Additional Financial Information (Consolidated Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Additional Financial Information [Abstract]
Accounts payable	$ 12,076	$ 10,485
Accrued payroll and commissions	2,332	2,170
Current portion of employee benefit obligation	2,116	2,288
Accrued interest	1,588	1,576
Other	2,799	3,437
Total accounts payable and accrued liabilities	$ 20,911	$ 19,956